Schedule of Investments (unaudited)
January 31, 2025
iShares® Asia/Pacific Dividend ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 41.7%
Ampol Ltd.	29,905	$536,612
ANZ Group Holdings Ltd.	97,113	1,833,840
Bank of Queensland Ltd.	132,107	569,074
Bendigo & Adelaide Bank Ltd.	88,181	739,999
BHP Group Ltd.	117,720	2,891,166
Deterra Royalties Ltd.	127,219	318,145
Elders Ltd.	56,556	249,159
Fortescue Ltd.	133,279	1,560,880
Harvey Norman Holdings Ltd.	118,656	379,776
IGO Ltd.	140,947	423,823
JB Hi-Fi Ltd.	12,800	798,609
Magellan Financial Group Ltd.	63,630	409,919
Nick Scali Ltd.	22,908	228,967
Nickel Industries Ltd.	768,285	358,221
Perpetual Ltd.	18,829	248,704
Rio Tinto Ltd.	19,684	1,417,660
Santos Ltd.	260,433	1,127,663
Super Retail Group Ltd.	32,678	314,823
Viva Energy Group Ltd.(a)	164,546	262,175
Westpac Banking Corp.	91,367	1,895,758
		16,564,973
Hong Kong — 34.6%
BOC Hong Kong Holdings Ltd.	375,000	1,219,025
CK Asset Holdings Ltd.	221,000	923,432
CK Hutchison Holdings Ltd.	274,500	1,382,297
CK Infrastructure Holdings Ltd.	95,500	650,339
Hang Seng Bank Ltd.	86,000	1,077,630
Henderson Land Development Co. Ltd.	299,000	829,268
Hongkong Land Holdings Ltd.	210,900	917,714
Hysan Development Co. Ltd.	270,000	390,404
Jardine Matheson Holdings Ltd.	20,700	833,807
Kerry Properties Ltd.	343,000	674,672
PCCW Ltd.	1,554,000	903,453
Power Assets Holdings Ltd.	158,500	1,025,442
Sino Land Co. Ltd.	700,000	671,320
Sun Hung Kai Properties Ltd.	133,000	1,188,933
Swire Pacific Ltd., Class A	59,500	516,739
Swire Properties Ltd.	256,200	505,936
		13,710,411
Japan — 2.6%
Haseko Corp.	31,200	409,531
Iino Kaiun Kaisha Ltd.	24,500	176,768
Mitsuboshi Belting Ltd.	8,100	205,085
Nishimatsu Construction Co. Ltd.	7,500	243,673
		1,035,057
New Zealand — 1.1%
Spark New Zealand Ltd.	262,905	431,605
Security	Shares	Value
Singapore — 19.9%
DBS Group Holdings Ltd.	62,800	$2,055,565
Jardine Cycle & Carriage Ltd.(b)	22,100	452,463
Keppel Ltd.	133,700	664,180
Oversea-Chinese Banking Corp. Ltd.	139,000	1,772,914
United Overseas Bank Ltd.	64,500	1,773,082
Venture Corp. Ltd.	47,400	439,891
Wilmar International Ltd.	316,400	723,310
		7,881,405
Total Common Stocks — 99.9% (Cost: $40,125,603)		39,623,451
Warrants
Australia — 0.0%
Magellan Financial Group Ltd. (Issued/Exercisable 04/14/22, 1 Share for 1 Warrant, Expires 04/16/27, Strike Price AUD 35.00)(c)	1	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.9% (Cost: $40,125,603)		39,623,451
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(d)(e)(f)	450,587	450,813
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(d)(e)	20,000	20,000
Total Short-Term Securities — 1.2% (Cost: $470,813)		470,813
Total Investments — 101.1% (Cost: $40,596,416)		40,094,264
Liabilities in Excess of Other Assets — (1.1)%		(420,090)
Net Assets — 100.0%		$39,674,174

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Asia/Pacific Dividend ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$332,461	$118,075 (a)	$—	$263	$14	$450,813	450,587	$9,208 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	10,000 (a)	—	—	—	20,000	20,000	1,292	—
				$263	$14	$470,813		$10,500	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Singapore Index	1	02/27/25	$29	$621
Mini TOPIX Index	1	03/13/25	18	380
				$1,001
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,335,058	$38,288,393	$—	$39,623,451
Warrants	—	—	—	—

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Asia/Pacific Dividend ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$470,813	$—	$—	$470,813
	$1,805,871	$38,288,393	$—	$40,094,264
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,001	$—	$1,001

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.